Earnings per share - Basic and diluted (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss attributable to equity holders of the parent
Continuing operations	€ (2,520)	€ 14	€ (554)
Discontinued operations	(3)	(7)	214
Profit/(loss) for the year	€ (2,523)	€ 7	€ (340)
Weighted average number of shares Basic and Diluted
Weighted average number of shares outstanding	5,612,418	5,599,912	5,588,020
Total effect of potentially dilutive shares (in shares)	23,664	26,463	24,457
Adjusted weighted average number of shares	5,636,082	5,626,375	5,612,477
Basic
Continuing operations (in EUR per share)	€ (0.45)	€ 0.00	€ (0.10)
Discontinued operations (in EUR per share)	0.00	0.00	0.04
(Loss)/profit for the year (in EUR per share)	(0.45)	0.00	(0.06)
Diluted
Continuing operations (in EUR per share)	(0.45)	0.00	(0.10)
Discontinued operations (in EUR per share)	0.00	0.00	0.04
(Loss)/profit for the year (in EUR per share)	€ (0.45)	€ 0.00	€ (0.06)
Restricted Shares
Weighted average number of shares Basic and Diluted
Total effect of potentially dilutive shares (in shares)	3,884	2,390	3,656
Performance Shares
Weighted average number of shares Basic and Diluted
Total effect of potentially dilutive shares (in shares)	19,780	24,072	20,577
Stock Option
Weighted average number of shares Basic and Diluted
Total effect of potentially dilutive shares (in shares)		1	224